Stock Incentive Plans - Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 198,795	$ 127,203	$ 518,721	$ 166,187	$ 289,795	$ 709,394
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	25,616	22,248	53,912	36,198	58,270	105,255
Selling, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 173,179	$ 104,955	$ 464,809	$ 129,989	$ 231,525	$ 604,139